[ZURICH KEMPER LIFE INSURANCE COMPANIES LETTERHEAD]





VIA EDGAR



May 4, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


	  Re:  	Kemper Investors Life Insurance Company ("KILICO") and its
		       KILICO Variable Separate Account ("Registrant")
		       (File No. 33-65399)

       		Rule 497(j) Certification


Commissioners:

On behalf of the above-referenced Registrant, we hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of prospectus, dated May 1, 1998, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registration statement. The text of the most recent post-effective amendment was filed electronically with the Commission on April 27, 1998.

Please call the undersigned at (847)-550-7389 if you have any questions or comments.

Yours truly,

/S/ FRANK J. JULIAN
Frank J. Julian
Associate General Counsel